Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales		$ 764,000
Cost of sales		1,869,000	178,000
Gross loss		(1,105,000)	(178,000)
Research and development, net		5,215,000	4,163,000	1,523,000
Sales and marketing		3,041,000	1,672,000	987,000
General and administrative expenses		2,850,000	2,189,000	2,028,000
Loss from Operations		(12,211,000)	(8,202,000)	(4,538,000)
Other Income:
Finance income (expenses), net		456,000	377,000	(43,000)
Loss before income tax		(11,755,000)	(7,825,000)	(4,581,000)
Income tax benefit
Net (Loss)/Profit		$ (11,755,000)	$ (7,825,000)	$ (4,581,000)
Basic net loss per share, ordinary shares	[1]	$ (1.99)	$ (1.51)	$ (2.27)
Diluted net loss per share, ordinary shares	[1]	$ (1.99)	$ (1.51)	$ (2.27)
Weighted average shares outstanding of ordinary shares, Basic	[1]	5,912,000	5,166,000	2,020,000
Weighted average shares outstanding of ordinary shares, Diluted	[1]	5,912,000	5,166,000	2,020,000
Keyarch Acquisition Corporation [Member]
General and administrative expenses		$ 4,126,564	$ 860,419
Total Expenses		4,126,564	860,419
Loss from Operations		(4,126,564)	(860,419)
Other Income:
Bank interest income		4,216	2,222
Income earned on investment held in Trust Account		3,656,444	1,701,869
Net (Loss)/Profit		$ (465,904)	$ 843,672
Keyarch Acquisition Corporation [Member] | Redeemable ordinary shares [Member]
Other Income:
Basic net loss per share, ordinary shares		$ 0.12	$ 0.49
Diluted net loss per share, ordinary shares		$ 0.12	$ 0.49
Weighted average shares outstanding of ordinary shares, Basic		7,526,010	10,631,507
Weighted average shares outstanding of ordinary shares, Diluted		7,526,010	10,631,507
Keyarch Acquisition Corporation [Member] | NonRedeemable Ordinary Shares [Member]
Other Income:
Basic net loss per share, ordinary shares		$ (0.38)	$ (1.21)
Diluted net loss per share, ordinary shares		$ (0.38)	$ (1.21)
Weighted average shares outstanding of ordinary shares, Basic		3,620,000	3,579,699
Weighted average shares outstanding of ordinary shares, Diluted		3,620,000	3,579,699

[1]	Adjusted to reflect reverse stock split, see Note 11